CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 1,907	$ 3,135
Restricted cash	301	286
Trade receivables and other current assets	2,464	2,124
Financial instrument assets	327	368
Due from related parties	1,051	873
Assets held for sale	1,756	2,049
Total current assets	7,806	8,835
Financial instrument assets	3,021	3,054
Equity-accounted investments	3,709	2,740
Property, plant and equipment, at fair value	76,351	73,475
Goodwill	6,133	5,434
Deferred income tax assets	394	330
Other long-term assets	1,187	941
Total Assets	98,601	94,809
Current liabilities
Accounts payable and accrued liabilities	2,549	2,104
Financial instrument liabilities	899	636
Due to related parties	7,130	4,855
Corporate borrowings	866	709
Non-recourse borrowings	5,295	5,005
Provisions	74	220
Liabilities directly associated with assets held for sale	886	1,036
Current liabilities	17,699	14,565
Financial instrument liabilities	2,760	2,790
Corporate borrowings	3,697	3,093
Non-recourse borrowings	27,895	25,583
Deferred income tax liabilities	8,682	8,439
Provisions	1,318	1,215
Due to related parties	1,064	592
Other long-term liabilities	2,159	2,076
Equity
Preferred limited partners' equity	634	634
Limited partners' equity	3,328	3,604
Total Equity	33,327	36,456
Total Liabilities and Equity	98,601	94,809
Non-controlling interests
Current assets
Cash and cash equivalents	1,278	2,381
Property, plant and equipment, at fair value	45,165	44,357
Equity
Total Equity	29,365	32,218
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	23,627	26,168
Total Equity	23,627	26,168
General partnership interest in a holding subsidiary held by Brookfield
Equity
Non-controlling interests	47	50
Total Equity	47	50
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Equity
Non-controlling interests	2,280	2,457
Total Equity	2,280	2,457
BEPC exchangeable shares and class A.2 exchangeable shares
Equity
Non-controlling interests	2,106	2,269
Preferred equity
Equity
Non-controlling interests	568	537
Total Equity	568	537
Perpetual subordinated notes
Equity
Non-controlling interests	737	737
Total Equity	$ 737	$ 737